Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Allowance for loan losses	$ 3,595	$ 3,905
Preferred stock, par value (in usd per share)	$ 0	$ 0
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	0	0
Common stock, par value (in usd per share)	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	5,672,968	5,924,209
Common stock, shares outstanding	5,672,968	5,924,209
Accumulated other comprehensive income (loss), tax	$ (269)	$ 947